Income tax (Details 4) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Certain subsidiaries one USD ($)	Dec. 31, 2012 Certain subsidiaries one CNY	Dec. 31, 2012 Certain subsidiaries two USD ($)	Dec. 31, 2012 Certain subsidiaries two CNY	Dec. 31, 2012 Subsidiaries in cumulative loss position USD ($)	Dec. 31, 2012 Subsidiaries in cumulative loss position CNY	Dec. 31, 2012 Subsidiaries in cumulative loss position People's Republic of China USD ($)	Dec. 31, 2012 Subsidiaries in cumulative loss position People's Republic of China CNY	Dec. 31, 2012 Subsidiaries in cumulative loss position United States USD ($)	Dec. 31, 2012 Subsidiaries in cumulative loss position United States CNY
Deferred tax assets:
Property, plant and equipment	$ 1,670	10,405	9,086
Intangible assets	642	4,001	4,761
Accounts receivable	268	1,668	10,399
Inventories	246	1,532	3,014
Tax loss carryforwards	12,208	76,058	48,571					11,842	73,775
Accruals	8,652	53,902	53,462					7,461	46,484
Government grants	2,610	16,261	4,724
Total gross deferred tax assets	26,296	163,827	134,017
Valuation allowance	(1,244)	(7,751)	(2,340)
Net deferred tax assets	25,052	156,076	131,677
Deferred tax liabilities
Intangible assets and land use right	(8,731)	(54,396)	(77,552)
Property, plant and equipment	(669)	(4,166)	(5,152)
Investment in an affiliated company	(1,146)	(7,143)
Government grant	(386)	(2,403)	(2,492)
Net deferred tax liabilities	(10,932)	(68,108)	(85,196)
Net deferred tax liabilities						(6,547)	(40,789)
Net deferred tax assets	14,120	87,968	46,481	20,667	128,757			20,427	127,265
Classification on consolidated balance sheets
Current	17,930	111,706	79,620
Non-current (included in other non-current assets):	5,198	32,382	13,109
Deferred tax liabilities:
Non-current portion	(9,008)	(56,120)	(46,248)
Tax loss carryforwards								46,912	292,269	46,154	287,546	758	4,723
Accrual								$ 29,845	185,935